SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, shares in Millions	Jun. 17, 2021	Jun. 09, 2021	Aug. 14, 2018	Mar. 26, 2021
Tinder Optionholder Litigation | Pending Litigation
Subsequent Event [Line Items]
Damages sought			$ 2,000,000,000
Subsequent Event | Amended Credit Agreement | Term Loan
Subsequent Event [Line Items]
Face amount of debt instrument				$ 400,000,000
Subsequent Event | Minimum | Tinder Optionholder Litigation | Pending Litigation
Subsequent Event [Line Items]
Damages sought		$ 5,600,000,000
Hyperconnect | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, purchase price	$ 1,750,000,000
Cash paid in business acquisition	$ 884,000,000
Shares issued in business acquisition (in shares)	5.9
Deemed issue price (in dollars per share)	$ 141.73
Tax withholding obligation paid on behalf of sellers	$ 23,000,000
Shares issued in transaction subject to transfer restrictions (in shares)	2.4